Unaudited condensed consolidated interim statements of changes in equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Accumulated losses	Translation differences	Share-based payment and income tax deduction on share-based payments	Fair value movement on investment in equity instruments designated as FVTOCI	Total equity attributable to owners of the parent
Equity at beginning of period at Dec. 31, 2023	$ 4,097,507	$ 7,058	$ 5,651,497	$ (2,404,844)	$ 131,543	$ 771,725	$ (59,472)	$ 4,097,507
Profit/(loss) for the period	(32,531)			(32,531)				(32,531)
Other comprehensive income/(loss)	(8,290)				(2,608)		(5,682)	(8,290)
Owners of the parent	(40,821)	0	0	(32,531)	(2,608)	0	(5,682)	(40,821)
Income tax benefit from excess tax deductions related to share-based payments	7,013					7,013		7,013
Share-based payments	102,544					102,544		102,544
Exercise of stock options	97,796	60	97,736					97,796
Ordinary shares withheld for payment of employees’ withholding tax liability	(1,792)		(1,792)					(1,792)
Equity at end of period at Jun. 30, 2024	4,262,247	7,118	5,747,441	(2,437,375)	128,935	881,282	(65,154)	4,262,247
Equity at beginning of period at Dec. 31, 2024	5,498,283	7,227	5,948,916	(1,571,804)	126,832	1,047,231	(60,119)	5,498,283
Profit/(loss) for the period	414,827			414,827				414,827
Other comprehensive income/(loss)	11,505				6,516		4,989	11,505
Owners of the parent	426,332	0	0	414,827	6,516	0	4,989	426,332
Income tax benefit from excess tax deductions related to share-based payments	(17,166)					(17,166)		(17,166)
Share-based payments	111,393					111,393		111,393
Exercise of stock options	81,424	37	81,387					81,424
Ordinary shares withheld for payment of employees’ withholding tax liability	(4,514)		(4,514)					(4,514)
Equity at end of period at Jun. 30, 2025	$ 6,095,752	$ 7,264	$ 6,025,789	$ (1,156,977)	$ 133,348	$ 1,141,458	$ (55,130)	$ 6,095,752